Group plc statement of changes in equity - GBP (£)	Total	Share Capital [Member] [1]	Share Premium [Member] [2]	Other Reserves [Member] [3]	Retained Earnings [Member]	British Telecommunications plc [Member]		British Telecommunications plc [Member] Share Capital [Member] [4]	British Telecommunications plc [Member] Share Premium [Member] [5]	British Telecommunications plc [Member] Other Reserves [Member] [6]	British Telecommunications plc [Member] Retained Earnings [Member]
Beginning balance at Mar. 31, 2015	£ 19,277,000,000	£ 2,172,000,000	£ 8,000,000,000	£ 1,209,000,000	£ 7,896,000,000
Statements [Line Items]
Profit for the year	2,733,000,000				2,733,000,000
Share-based payments	58,000,000				58,000,000
Tax on share-based payments	12,000,000				12,000,000
Dividends to parent company	(1,450,000,000)				(1,450,000,000)	£ (1,450,000,000)
Ending balance at Mar. 31, 2016	21,325,000,000	2,172,000,000	8,000,000,000	1,392,000,000	9,761,000,000	17,760,000,000		£ 2,172,000,000	£ 8,000,000,000	£ 900,000,000	£ 6,688,000,000
Statements [Line Items]
Profit for the year	2,066,000,000				2,066,000,000	1,351,000,000	[7]				1,351,000,000	[7]
Actuarial gain (loss)						(2,659,000,000)					(2,659,000,000)
Tax on actuarial loss						419,000,000					419,000,000
Share-based payments	57,000,000				57,000,000	44,000,000					44,000,000
Tax on share-based payments	(6,000,000)				(6,000,000)	(6,000,000)					(6,000,000)
Tax on items taken directly to equity						6,000,000				6,000,000
Increase (decrease) in fair value of cash flow hedges						790,000,000				790,000,000
Dividends to parent company	(2,350,000,000)				(2,350,000,000)	(2,350,000,000)					(2,350,000,000)
Transferred to the income statement						(839,000,000)				(839,000,000)
Other						(9,000,000)					(9,000,000)
Ending balance at Mar. 31, 2017	18,926,000,000	2,172,000,000	8,000,000,000	1,591,000,000	7,163,000,000	14,507,000,000		2,172,000,000	8,000,000,000	857,000,000	3,478,000,000
Statements [Line Items]
Profit for the year	2,184,000,000				2,184,000,000	2,057,000,000	[7]				2,057,000,000	[7]
Actuarial gain (loss)						2,142,000,000					2,142,000,000
Tax on actuarial loss						(365,000,000)					(365,000,000)
Share-based payments	84,000,000				84,000,000	71,000,000					71,000,000
Tax on share-based payments	(2,000,000)				(2,000,000)	(1,000,000)					(1,000,000)
Tax on items taken directly to equity						12,000,000				12,000,000
Increase (decrease) in fair value of cash flow hedges						(360,000,000)				(360,000,000)
Dividends to parent company						0
Transferred to the income statement						277,000,000				277,000,000
Other						(1,000,000)					(1,000,000)
Ending balance at Mar. 31, 2018	£ 22,740,000,000	£ 2,172,000,000	£ 8,000,000,000	£ 1,241,000,000	£ 11,327,000,000	£ 18,339,000,000		£ 2,172,000,000	£ 8,000,000,000	703,000,000	7,464,000,000
Statements [Line Items]
Transfer to realised profit										£ (83,000,000)	£ 83,000,000

[1]	The allotted, called up, and fully paid ordinary share capital of the company at 31 March 2018 was £2,172m comprising 8,689,755,905 ordinary shares of 25p each.
[2]	The share premium account, comprising the premium on allotment of shares, is not available for distribution.
[3]	For further analysis of other reserves, see note 26.
[4]	The allotted, called up and fully paid ordinary share capital of the company at 31 March 2018 and 31 March 2017 was £2,172m representing 8,689,755,905 ordinary shares of 25p each
[5]	The share premium account, representing the premium on allotment of shares, and the capital redemption reserve are not available for distribution.
[6]	A breakdown of other reserves is provided in note 14.
[7]	As permitted by Section 408(3) of the Companies Act 2006, no income statement of the company is presented. The company’s profit for the financial year including dividends received from subsidiary undertakings was £2,057m (2016/17: £1,351m) before dividends paid of £nil (2016/17: £2,350m)